Provision for Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Employee Benefits Text Block Abstract
Schedule of movement in the present value of the defined benefit obligation
	Provision for employee benefits
	2022	2021
	(Unaudited)
Defined benefit obligations at January 1	$5,827,355	$6,841,673
Estimate for the six months period	(356,621)	(294,175)
Defined benefit obligations at June 30 (Unaudited)	$5,470,714	$6,547,498